INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 254,336
Federal statutory income tax rate, percent	21.00%	21.00%
Deferred tax assets percentage		100.00%
Valuation allowance for remaining net deferred tax assets	$ 254,336	$ 0
2041 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 0